Pension and other post-retirement benefits - Estimated future benefit payments (Details 6) - International SFr in Millions	Dec. 31, 2019 CHF (SFr)
Defined benefit pension plans
Estimated future benefit payments
Next twelve months	SFr 103
Year two	105
Year three	98
Year four	108
Year five	113
For five years thereafter	633
Other post-retirement defined benefit plans
Estimated future benefit payments
Next twelve months	11
Year two	12
Year three	12
Year four	11
Year five	11
For five years thereafter	SFr 47